MERGER TRANSACTION COSTS PAYABLE	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Merger Transaction Costs Payable
NOTE 7 - MERGER TRANSACTION COSTS PAYABLE
Merger transaction cost payable consist of the following as of December 31, 2023 and 2022, in thousand:
	December 31, 2023	December 31, 2022

Transaction costs payable in common stock	$4,250	$—
Total	$4,250	$—
In connection with the business combination, the Company entered into three agreements (the “Agreements”) with financial institutions, in which a success fee in the aggregate amount of $4.25 million will be paid by the Company to the financial institutions in case the Company consummates the acquisition. The success fees, or portion thereof, are to be paid in the Company’s shares of common stock.
ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. Subsequent to December 31, 2023, the Company issued an aggregate number of 1,208,543 shares of Class A common stock in full settlement of such liability (see note 20).